American Century Investments®
Quarterly Portfolio Holdings
Avantis™ International Small Cap Value Fund
May 31, 2020

Avantis International Small Cap Value - Schedule of Investments
MAY 31, 2020 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 98.4%
Australia — 7.1%
Adairs Ltd.	1,903	2,337
Adbri Ltd.	10,797	19,607
Alliance Aviation Services Ltd.	3,800	6,721
Aurelia Metals Ltd.	40,142	8,717
Australian Finance Group Ltd.	865	903
Australian Pharmaceutical Industries Ltd.	14,184	10,584
Bank of Queensland Ltd.	1,197	4,190
Beach Energy Ltd.	48,801	51,723
Bega Cheese Ltd.	8,743	31,149
Boral Ltd.	23,590	48,348
Byron Energy Ltd.(1)	7,834	732
Cedar Woods Properties Ltd.	1,895	7,047
Challenger Ltd.	14,311	47,036
Class Ltd.	1,392	1,311
Coronado Global Resources, Inc.	2,917	2,288
CSR Ltd.	17,013	46,228
Dacian Gold Ltd.(1)	19,924	5,777
Eclipx Group Ltd.(1)	4,448	3,535
Emeco Holdings Ltd.(1)	8,469	6,126
Fleetwood Corp. Ltd.(1)	1,403	1,604
Galaxy Resources Ltd.(1)	19,897	10,297
HT&E Ltd.	9,466	7,489
IGO Ltd.	16,075	53,231
Iluka Resources Ltd.	14,282	77,458
Infigen Energy	36,231	14,509
Inghams Group Ltd.	10,681	24,380
Japara Healthcare Ltd.	2,261	831
Kogan.com Ltd.	1,966	14,597
MACA Ltd.	10,937	6,423
Macmahon Holdings Ltd.	46,230	7,772
McMillan Shakespeare Ltd.	1,635	9,359
McPherson's Ltd.	1,589	2,895
Medusa Mining Ltd.(1)	4,832	2,275
Mineral Resources Ltd.	7,736	95,965
Money3 Corp. Ltd.	5,101	5,765
Mortgage Choice Ltd.	1,714	898
Nick Scali Ltd.	1,651	6,115
NRW Holdings Ltd.	13,946	17,757
Nufarm Ltd.(1)	12,218	43,560
OFX Group Ltd.	8,680	7,672
Orora Ltd.	39,972	69,977
OZ Minerals Ltd.	9,681	60,125
Pacific Current Group Ltd.	868	2,957
Paladin Energy Ltd.(1)	71,090	5,400
Perenti Global Ltd.	16,538	13,151
Perseus Mining Ltd.(1)	48,634	41,640
Platinum Asset Management Ltd.	8,647	22,770
Ramelius Resources Ltd.	29,607	34,340

Red 5 Ltd.(1)	14,673	2,646
Regis Resources Ltd.	16,504	58,981
Reject Shop Ltd. (The)(1)	2,140	7,988
Resimac Group Ltd.	2,857	1,688
Resolute Mining Ltd.(1)	37,451	28,188
Sandfire Resources Ltd.	6,542	18,878
Select Harvests Ltd.	3,439	14,231
Senex Energy Ltd.(1)	48,841	7,514
Sigma Healthcare Ltd.	37,285	14,431
Silver Lake Resources Ltd.(1)	16,398	23,750
Sims Ltd.	2,208	11,466
St. Barbara Ltd.	25,052	51,671
Stanmore Coal Ltd.	4,616	2,678
Super Retail Group Ltd.	3,134	17,531
Viva Energy Group Ltd.	15,764	17,323
Western Areas Ltd.	9,109	13,868
Westgold Resources Ltd.(1)	11,518	17,840
Whitehaven Coal Ltd.	24,671	29,415
		1,305,658
Austria — 0.7%
Addiko Bank AG(1)	311	2,478
AT&S Austria Technologie & Systemtechnik AG	1,838	33,622
Kapsch TrafficCom AG(1)	106	2,052
Lenzing AG(1)	595	29,224
Oesterreichische Post AG	868	29,105
POLYTEC Holding AG(1)	469	2,623
Porr AG	867	14,664
Semperit AG Holding(1)	593	7,534
		121,302
Belgium — 2.1%
Bekaert SA	6,501	139,599
bpost SA	8,549	56,271
Jensen-Group NV(1)	250	6,144
Kinepolis Group NV(1)	1,207	49,975
Orange Belgium SA	4,370	71,367
Tessenderlo Group SA(1)	2,032	58,858
Van de Velde NV(1)	101	2,437
		384,651
Canada — 8.5%
Advantage Oil & Gas Ltd.(1)	4,800	7,321
Aecon Group, Inc.	1,700	18,027
Alacer Gold Corp.(1)	7,100	44,244
Alaris Royalty Corp.	400	2,827
Algoma Central Corp.	200	1,333
ARC Resources Ltd.	7,900	31,844
Argonaut Gold, Inc.(1)	1,800	2,432
B2Gold Corp.	15,800	87,099
Badger Daylighting Ltd.	700	14,622
Baytex Energy Corp.(1)	4,200	1,281
Birchcliff Energy Ltd.	6,100	6,203
Bird Construction, Inc.	400	1,653
Bonavista Energy Corp.(1)	4,500	507
Boralex, Inc., A Shares	1,500	31,213
Caledonia Mining Corp. plc	300	4,658

Canacol Energy Ltd.	3,600	10,040
Canadian Western Bank	400	6,563
Capital Power Corp.	2,500	48,535
Capstone Mining Corp.(1)	4,000	1,917
Cardinal Energy Ltd.	1,100	375
Cascades, Inc.	2,100	21,536
Celestica, Inc.(1)	2,700	18,394
Cenovus Energy, Inc.	14,900	64,931
CES Energy Solutions Corp.	7,500	5,502
China Gold International Resources Corp. Ltd.(1)	1,900	621
Chorus Aviation, Inc.	900	1,863
Clearwater Seafoods, Inc.	400	1,519
Crescent Point Energy Corp.	8,500	11,977
CRH Medical Corp.(1)	1,500	2,898
DREAM Unlimited Corp., Class A	2,100	12,659
Dundee Precious Metals, Inc.	3,900	21,216
Endeavour Mining Corp.(1)	1,800	43,377
Enerplus Corp.	4,100	10,988
Ensign Energy Services, Inc.	900	471
Equitable Group, Inc.	350	16,630
ERO Copper Corp.(1)	1,300	15,135
Exco Technologies Ltd.	300	1,327
Finning International, Inc.	3,800	50,672
First National Financial Corp.	400	8,875
Fortuna Silver Mines, Inc.(1)	2,600	11,670
Frontera Energy Corp.	2,200	5,640
goeasy Ltd.	300	11,757
Gran Colombia Gold Corp.(1)	1,900	9,674
Hardwoods Distribution, Inc.	200	2,064
Hudbay Minerals, Inc.	6,300	17,113
Husky Energy, Inc.	6,500	18,317
IAMGOLD Corp.(1)	10,600	39,572
Intertape Polymer Group, Inc.	1,100	9,891
Kelt Exploration Ltd.(1)	2,700	2,589
Keyera Corp.	3,100	49,128
Kinross Gold Corp.(1)	6,400	41,602
Largo Resources Ltd.(1)	7,900	5,164
Linamar Corp.	1,400	38,883
Lundin Mining Corp.	15,200	69,992
Magellan Aerospace Corp.	200	874
Major Drilling Group International, Inc.(1)	2,700	6,903
Martinrea International, Inc.	1,900	12,489
MEG Energy Corp.(1)	2,000	4,648
Methanex Corp.	900	14,583
Mountain Province Diamonds, Inc.(1)	1,800	392
Mullen Group Ltd.	2,100	9,090
Neo Performance Materials, Inc.	200	1,087
New Gold, Inc.(1)	19,400	23,108
North American Construction Group Ltd.	300	1,920
NuVista Energy Ltd.(1)	2,700	1,490
OceanaGold Corp.(1)	5,800	11,795
Ovintiv, Inc.	3,700	27,894
Parex Resources, Inc.(1)	3,800	42,724
Pason Systems, Inc.	800	4,172

Peyto Exploration & Development Corp.	3,300	5,896
Polaris Infrastructure, Inc.	200	1,925
Precision Drilling Corp.(1)	4,200	2,318
Pretium Resources, Inc.(1)	2,400	21,022
Real Matters, Inc.(1)	1,900	32,774
Roxgold, Inc.(1)	12,300	11,792
Russel Metals, Inc.	1,700	18,076
Secure Energy Services, Inc.	2,000	1,685
SEMAFO, Inc.(1)	10,500	36,148
Seven Generations Energy Ltd., Class A(1)	3,900	8,214
Stelco Holdings, Inc.	1,200	6,258
Surge Energy, Inc.	2,100	412
Tamarack Valley Energy Ltd.(1)	2,100	1,113
TORC Oil & Gas Ltd.	1,500	1,569
Torex Gold Resources, Inc.(1)	2,200	30,359
Total Energy Services, Inc.	400	607
Tourmaline Oil Corp.	6,200	61,601
TransAlta Corp.	7,000	40,927
Transat AT, Inc.(1)	900	4,445
Transcontinental, Inc., Class A	1,500	13,041
Turquoise Hill Resources Ltd.(1)	21,500	16,084
Vermilion Energy, Inc.	2,000	9,965
Whitecap Resources, Inc.	6,400	9,436
Yamana Gold, Inc.	19,100	103,348
		1,568,525
Denmark — 1.9%
Brodrene Hartmann A/S(1)	40	2,268
D/S Norden A/S	1,949	26,350
Danske Andelskassers Bank A/S	754	797
Dfds A/S(1)	1,288	37,824
Drilling Co. of 1972 A/S (The)(1)	399	8,750
H+H International A/S, B Shares(1)	1,265	22,136
Jyske Bank A/S(1)	3,011	83,478
NKT A/S(1)	1,715	36,551
NNIT A/S	705	12,241
North Media AS(1)	675	5,257
Ringkjoebing Landbobank A/S	537	37,422
Schouw & Co. A/S	506	41,204
Solar A/S, B Shares	276	10,773
TORM plc	2,190	18,078
		343,129
Finland — 1.1%
Altia Oyj	1,656	14,150
Aspo Oyj	1,402	9,726
Atria Oyj	936	9,001
Finnair Oyj(1)	4,694	18,420
HKScan Oyj, A Shares(1)	3,016	6,862
Marimekko Oyj(1)	408	12,449
Outokumpu Oyj(1)	18,454	55,495
Talenom Oyj	1,513	13,929
Uponor Oyj	3,930	49,255
Verkkokauppa.com Oyj	1,926	11,191
YIT Oyj	847	4,670
		205,148

France — 2.6%
Air France-KLM(1)	4,172	18,962
AKWEL	113	1,926
Albioma SA	408	14,496
ALD SA	3,136	34,650
APERAM SA	1,255	34,705
Boiron SA	41	1,505
Catana Group(1)	626	1,545
CGG SA(1)	15,541	16,832
Cie des Alpes	206	4,456
Cie Plastic Omnium SA	1,361	28,109
Coface SA(1)	911	5,220
Derichebourg SA	3,077	9,463
Eramet(1)	286	9,986
Etablissements Maurel et Prom SA	584	1,113
Eutelsat Communications SA	3,856	38,485
FIGEAC-AERO(1)	125	474
Gaztransport Et Technigaz SA	496	36,921
Groupe Crit(1)	26	1,590
Groupe Guillin	90	1,834
Guerbet(1)	63	2,449
Imerys SA	349	12,092
Innate Pharma SA(1)	437	2,771
JCDecaux SA(1)	213	4,341
Le Belier(1)	57	2,128
LISI(1)	216	4,121
LNA Sante SA	53	2,614
Maisons du Monde SA	1,147	13,768
Mersen SA	268	6,146
Metropole Television SA(1)	428	4,975
Nexans SA(1)	761	31,129
SES SA	4,741	35,134
Synergie SA	286	6,726
Tarkett SA	738	7,621
Television Francaise 1(1)	339	1,912
Valeo SA	2,789	69,009
Vallourec SA(1)	92	3,374
Vilmorin & Cie SA	69	3,629
Xilam Animation SA(1)	33	1,470
		477,681
Germany — 5.7%
Aareal Bank AG(1)	905	17,341
Aurubis AG	1,400	81,100
Bauer AG	541	6,713
Bijou Brigitte AG(1)	66	2,246
Borussia Dortmund GmbH & Co. KGaA	2,745	19,168
CENIT AG(1)	128	1,310
Centrotec SE(1)	106	1,726
Cewe Stiftung & Co. KGAA	215	22,067
CropEnergies AG	666	6,491
Deutsche Pfandbriefbank AG(1)	2,710	18,644
Deutz AG(1)	2,197	8,717
Dialog Semiconductor plc(1)	1,701	67,337
Draegerwerk AG & Co. KGaA, Preference Shares(1)	25	1,981

Duerr AG	624	14,741
Einhell Germany AG, Preference Shares	98	6,693
ElringKlinger AG(1)	932	4,863
Flatex AG(1)	234	8,114
Hamburger Hafen und Logistik AG	880	14,261
Hornbach Baumarkt AG	395	9,975
Hornbach Holding AG & Co. KGaA	390	28,047
HUGO BOSS AG	3,361	91,253
Indus Holding AG(1)	391	12,584
JOST Werke AG(1)	678	19,411
Jungheinrich AG, Preference Shares(1)	2,315	44,676
K+S AG	3,903	24,724
Kloeckner & Co. SE(1)	3,207	13,512
MBB SE(1)	34	2,307
METRO AG	7,921	74,042
Mutares SE & Co. KGaA	177	1,979
OHB SE(1)	236	9,306
publity AG(1)	146	5,676
Rheinmetall AG	1,666	134,490
RHOEN-KLINIKUM AG(1)	166	3,317
SAF-Holland SE(1)	2,341	13,679
Salzgitter AG(1)	2,213	29,830
SGL Carbon SE(1)	1,052	3,282
Siltronic AG	1,072	104,831
Sixt Leasing SE(1)	779	16,257
SMA Solar Technology AG(1)	297	8,834
Steico SE	140	4,550
STO SE & Co. KGaA, Preference Shares	117	13,429
Surteco Group SE	65	1,426
Technotrans SE(1)	162	2,382
Villeroy & Boch AG, Preference Shares(1)	504	6,664
Vossloh AG(1)	226	9,753
Wacker Chemie AG	872	54,304
Wuestenrot & Wuerttembergische AG	356	6,487
		1,054,520
Hong Kong — 1.7%
Analogue Holdings Ltd.	12,000	1,570
Chow Sang Sang Holdings International Ltd.	13,000	12,529
Comba Telecom Systems Holdings Ltd.	48,000	18,959
Cowell e Holdings, Inc.	31,000	6,304
Crystal International Group Ltd.	27,000	6,003
CSI Properties Ltd.	300,000	8,578
Dah Sing Banking Group Ltd.	20,400	18,125
Dah Sing Financial Holdings Ltd.	9,600	26,810
Eagle Nice International Holdings Ltd.	6,000	1,717
Emperor Capital Group Ltd.(1)	72,000	1,052
First Pacific Co. Ltd.	26,000	5,046
FSE Services Group Ltd.	4,000	1,579
Giordano International Ltd.	24,000	3,450
Guotai Junan International Holdings Ltd.	182,000	21,678
Hang Lung Group Ltd.	9,000	17,276
International Housewares Retail Co. Ltd.	10,000	2,219
IT Ltd.	6,000	932
Lai Sun Development Co. Ltd.	8,700	9,115

Luk Fook Holdings International Ltd.	8,000	14,084
Minmetals Land Ltd.	80,000	10,373
Oriental Watch Holdings	12,000	2,954
Pacific Basin Shipping Ltd.	187,000	22,493
Pico Far East Holdings Ltd.	22,000	2,846
Regal Hotels International Holdings Ltd.	8,000	3,472
Shun Tak Holdings Ltd.	108,000	38,360
Singamas Container Holdings Ltd.	44,000	2,558
SOCAM Development Ltd.(1)	6,000	1,274
Sun Hung Kai & Co. Ltd.	35,000	14,033
Tai Hing Group Holdings Ltd.	8,000	1,263
Texwinca Holdings Ltd.	56,000	7,397
United Laboratories International Holdings Ltd. (The)	26,000	23,211
		307,260
Ireland — 0.3%
Cpl Resources plc	710	5,105
FBD Holdings plc(1)	1,898	14,534
Glenveagh Properties plc(1)	32,943	24,023
Permanent TSB Group Holdings plc(1)	4,574	2,343
		46,005
Israel — 1.6%
Adgar Investment and Development Ltd.	786	1,149
Ashtrom Group Ltd.	389	5,162
Aspen Group Ltd.	664	1,107
Caesarstone Ltd.	645	7,185
Carasso Motors Ltd.	481	1,348
Cellcom Israel Ltd.(1)	3,228	10,134
Delta Galil Industries Ltd.	71	1,048
Dor Alon Energy in Israel 1988 Ltd.(1)	81	1,701
Duniec Brothers Ltd.	80	2,228
El Al Israel Airlines(1)	6,775	1,261
Equital Ltd.(1)	843	18,185
Fattal Holdings 1998 Ltd.	52	3,295
FIBI Holdings Ltd.	590	15,947
Fox Wizel Ltd.	229	8,565
Gazit-Globe Ltd.	2,691	18,532
Hadera Paper Ltd.(1)	120	3,897
IDI Insurance Co. Ltd.	228	5,868
Inrom Construction Industries Ltd.	1,529	5,141
Isracard Ltd.	6,266	17,265
Israel Corp. Ltd. (The)(1)	68	7,978
Israel Land Development - Urban Renewal Ltd.	348	2,832
Mediterranean Towers Ltd.(1)	2,099	4,354
Mehadrin Ltd.(1)	7	216
Menora Mivtachim Holdings Ltd.	807	10,322
Naphtha Israel Petroleum Corp. Ltd.(1)	944	3,702
Norstar Holdings, Inc.	120	1,206
Oil Refineries Ltd.	52,922	12,851
Partner Communications Co. Ltd.(1)	4,809	19,876
Paz Oil Co. Ltd.	200	16,476
Perion Network Ltd.(1)	571	3,307
Phoenix Holdings Ltd. (The)(1)	4,352	20,522
Property & Building Corp. Ltd.	28	1,878
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	92	5,762

Sarine Technologies Ltd.	5,000	765
Scope Metals Group Ltd.	69	1,170
Silicom Ltd.(1)	98	3,306
Tamar Petroleum Ltd.	732	492
Tower Semiconductor Ltd.(1)	2,114	43,909
Union Bank of Israel	691	3,105
Victory Supermarket Chain Ltd.	265	5,584
XLMedia plc(1)	2,423	734
		299,365
Italy — 3.0%
Aeffe SpA(1)	1,917	2,038
Alerion Cleanpower SpA	1,027	6,617
Banca Farmafactoring SpA(1)	17,009	101,196
Banca IFIS SpA(1)	1,453	13,446
Banca Popolare di Sondrio SCPA(1)	39,089	63,382
Banca Sistema SpA(1)	3,556	5,441
Banco di Desio e della Brianza SpA(1)	1,212	3,303
Cairo Communication SpA(1)	4,144	6,749
Carraro SpA/Campodarsego(1)	3,100	4,974
Cementir Holding NV	1,262	8,615
d'Amico International Shipping SA(1)	82,680	8,839
Danieli & C Officine Meccaniche SpA	1,860	24,174
Danieli & C Officine Meccaniche SpA, Preference Shares	5,760	40,710
Digital Value SpA(1)	109	2,546
Elica SpA(1)	1,324	4,258
Emak SpA(1)	11,086	7,411
Esprinet SpA(1)	4,613	22,989
Fincantieri SpA(1)	13,383	9,065
FNM SpA	18,952	9,075
Gefran SpA(1)	350	1,853
Geox SpA(1)	10,679	7,813
Maire Tecnimont SpA(1)	19,207	30,358
Massimo Zanetti Beverage Group SpA	1,249	5,208
OVS SpA(1)	15,122	15,368
Ratti SpA(1)	349	1,630
Reno de Medici SpA	28,396	22,199
Sabaf SpA(1)	181	2,070
Saras SpA(1)	67,120	60,263
Servizi Italia SpA	1,623	4,698
Sesa SpA	544	30,738
Societa Sportiva Lazio SpA(1)	1,527	2,613
Sogefi SpA(1)	7,814	7,534
Technogym SpA(1)	1,124	9,312
Webuild SpA	9,463	13,118
		559,603
Japan — 29.2%
A&D Co. Ltd.	200	1,406
Adastria Co. Ltd.	200	3,259
ADEKA Corp.	1,400	19,492
Aeon Fantasy Co. Ltd.	100	1,771
AEON Financial Service Co. Ltd.	1,900	21,430
Aichi Steel Corp.	300	8,442
Aichi Tokei Denki Co. Ltd.	100	4,063
Air Water, Inc.	3,400	49,421

Airport Facilities Co. Ltd.	400	1,627
Aisan Industry Co. Ltd.	300	1,617
Ajis Co. Ltd.	200	5,006
Alconix Corp.	200	2,361
Alinco, Inc.	200	1,772
Alps Alpine Co. Ltd.	2,000	24,217
Amuse, Inc.	200	4,464
AOKI Holdings, Inc.	300	1,917
Aoyama Trading Co. Ltd.	200	1,525
Aoyama Zaisan Networks Co. Ltd.	100	1,490
Aozora Bank Ltd.	1,500	27,910
Arata Corp.	300	12,651
Arcland Sakamoto Co. Ltd.	500	5,526
Arealink Co. Ltd.	200	1,797
Artnature, Inc.	300	1,777
Asahi Co. Ltd.	600	8,633
Asahi Holdings, Inc.	800	20,554
Asahi Kogyosha Co. Ltd.	100	2,878
Asanuma Corp.	100	3,930
Asia Pile Holdings Corp.	800	3,432
Axial Retailing, Inc.	400	15,317
Bando Chemical Industries Ltd.	600	3,495
Bank of the Ryukyus Ltd.	800	7,204
Bunka Shutter Co. Ltd.	1,100	8,230
Cawachi Ltd.	100	2,443
Chilled & Frozen Logistics Holdings Co. Ltd.	500	7,082
Chubu Shiryo Co. Ltd.	300	4,645
CK-San-Etsu Co. Ltd.	200	5,993
Cleanup Corp.	300	1,449
CMIC Holdings Co. Ltd.	100	1,417
Cosmo Energy Holdings Co. Ltd.	1,400	22,192
Credit Saison Co. Ltd.	3,200	38,165
CTI Engineering Co. Ltd.	100	1,634
Dai Nippon Toryo Co. Ltd.	200	1,828
Daicel Corp.	2,100	17,794
Daido Metal Co. Ltd.	1,100	5,824
Daiichi Jitsugyo Co. Ltd.	300	10,515
Daiichi Kigenso Kagaku-Kogyo Co. Ltd.	200	1,466
Daiki Aluminium Industry Co. Ltd.	300	1,701
Daikoku Denki Co. Ltd.	100	1,172
Daikokutenbussan Co. Ltd.	200	7,487
Daikyonishikawa Corp.	400	2,261
Daio Paper Corp.	1,300	17,554
Daito Pharmaceutical Co. Ltd.	300	12,144
Daitron Co. Ltd.	100	1,575
Daiwabo Holdings Co. Ltd.	500	33,586
DCM Holdings Co. Ltd.	2,600	27,021
Denka Co. Ltd.	1,000	24,522
Denyo Co. Ltd.	400	7,132
DIC Corp.	1,700	44,423
Dowa Holdings Co. Ltd.	900	28,935
DyDo Group Holdings, Inc.	300	14,701
Eagle Industry Co. Ltd.	200	1,409
Ebara Corp.	1,000	24,143

Eco's Co. Ltd.	100	1,769
EDION Corp.	2,000	18,565
Electric Power Development Co. Ltd.	2,800	52,854
eRex Co. Ltd.	200	2,735
Eslead Corp.	100	1,407
ESPEC Corp.	300	4,912
Exedy Corp.	400	6,439
F.C.C. Co. Ltd.	600	10,202
Feed One Co. Ltd.	3,300	5,699
Ferrotec Holdings Corp.	900	6,034
Financial Products Group Co. Ltd.	900	5,088
Foster Electric Co. Ltd.	200	2,277
Fuji Co. Ltd.	300	5,246
Fujikura Ltd.	4,200	12,377
Fujimori Kogyo Co. Ltd.	400	13,058
Fukuda Corp.	100	4,535
Fukuoka Financial Group, Inc.	1,100	17,918
Fukuyama Transporting Co. Ltd.	700	23,016
Fumakilla Ltd.	300	4,784
Furukawa Co. Ltd.	400	4,148
Furukawa Electric Co. Ltd.	1,000	24,465
Furuno Electric Co. Ltd.	200	1,676
Furyu Corp.	200	1,707
Futaba Industrial Co. Ltd.	600	2,916
Fuyo General Lease Co. Ltd.	400	22,969
G-7 Holdings, Inc.	200	4,383
G-Tekt Corp.	200	2,107
Gecoss Corp.	400	3,696
Genky DrugStores Co. Ltd.	200	5,276
Geo Holdings Corp.	1,000	12,510
GMO Financial Holdings, Inc.	1,100	6,418
Goldcrest Co. Ltd.	500	7,328
GS Yuasa Corp.	1,400	24,807
GungHo Online Entertainment, Inc.	100	1,628
H-One Co. Ltd.	200	1,018
H2O Retailing Corp.	1,500	11,762
Hagihara Industries, Inc.	400	5,209
Halows Co. Ltd.	100	2,869
Hamakyorex Co. Ltd.	300	9,055
Hanwa Co. Ltd.	300	5,537
Harima Chemicals Group, Inc.	200	1,848
Hazama Ando Corp.	4,700	30,432
Heiwa Corp.	1,200	20,377
Heiwa Real Estate Co. Ltd.	900	24,622
Heiwado Co. Ltd.	600	10,784
Hiroshima Bank Ltd. (The)	3,500	16,420
Hitachi Capital Corp.	1,200	25,360
Hitachi Transport System Ltd.	1,000	27,524
Hitachi Zosen Corp.	4,700	17,905
Hochiki Corp.	400	5,076
Hokkan Holdings Ltd.	100	1,593
Hokko Chemical Industry Co. Ltd.	600	3,404
Hokuetsu Corp.	2,200	8,295
Hokuhoku Financial Group, Inc.	2,000	16,874

Hokuriku Electrical Construction Co. Ltd.	400	3,477
Hokuto Corp.	500	9,312
Honeys Holdings Co. Ltd.	600	6,900
Hoosiers Holdings	600	3,433
Hosokawa Micron Corp.	100	5,656
I-Net Corp./Kanagawa	200	2,858
Ichigo, Inc.	4,300	12,276
Ichikoh Industries Ltd.	300	1,508
Ichinen Holdings Co. Ltd.	700	7,952
Iino Kaiun Kaisha Ltd.	2,400	7,626
IJTT Co. Ltd.	400	1,746
Imasen Electric Industrial	200	1,387
Ines Corp.	500	6,515
Innotech Corp.	200	2,068
Internet Initiative Japan, Inc.	500	17,674
Itochu Enex Co. Ltd.	1,300	10,404
Itochu-Shokuhin Co. Ltd.	100	4,354
IwaiCosmo Holdings, Inc.	200	1,830
Iwasaki Electric Co. Ltd.	200	3,380
Iwatani Corp.	900	31,734
Izumi Co. Ltd.	700	22,018
J Front Retailing Co. Ltd.	3,900	33,165
J-Oil Mills, Inc.	300	12,046
Jaccs Co. Ltd.	400	7,020
Japan Aviation Electronics Industry Ltd.	800	11,107
Japan Electronic Materials Corp.	400	3,822
Japan Pulp & Paper Co. Ltd.	100	3,617
Japan Transcity Corp.	400	1,924
Japan Wool Textile Co. Ltd. (The)	1,000	9,342
JDC Corp.	1,300	6,653
JFE Holdings, Inc.	5,000	36,792
JK Holdings Co. Ltd.	500	3,984
JMS Co. Ltd.	400	3,128
Joshin Denki Co. Ltd.	200	4,144
JSP Corp.	300	4,122
JTEKT Corp.	3,100	25,050
JVCKenwood Corp.	4,800	7,850
K's Holdings Corp.	3,600	46,138
Kaga Electronics Co. Ltd.	400	8,681
Kamei Corp.	600	5,995
Kanamoto Co. Ltd.	700	15,101
Kandenko Co. Ltd.	2,400	21,931
Kaneka Corp.	1,100	29,374
Kanematsu Corp.	1,900	23,596
Kanto Denka Kogyo Co. Ltd.	1,000	8,636
Kasai Kogyo Co. Ltd.	200	960
KAWADA TECHNOLOGIES, Inc.	100	4,736
Kawasaki Heavy Industries Ltd.	2,200	34,896
Kawasaki Kisen Kaisha Ltd.(1)	1,200	12,402
Keikyu Corp.	4,300	71,906
Kewpie Corp.	1,900	37,190
KH Neochem Co. Ltd.	300	5,915
Kintetsu World Express, Inc.	700	11,296
Kirindo Holdings Co. Ltd.	200	4,079

Kitagawa Corp.	200	3,205
Kito Corp.	100	1,100
Kiyo Bank Ltd. (The)	1,300	20,127
Kobe Steel Ltd.(1)	3,100	11,557
Kohnan Shoji Co. Ltd.	800	23,379
Kojima Co. Ltd.	1,400	6,465
Komeri Co. Ltd.	600	14,806
Konoike Transport Co. Ltd.	300	3,455
Kumagai Gumi Co. Ltd.	800	19,579
Kuraray Co. Ltd.	7,000	73,623
Kurimoto Ltd.	100	1,736
Kuriyama Holdings Corp.	200	1,023
KYB Corp.(1)	200	3,970
Kyodo Printing Co. Ltd.	100	2,774
Kyoei Steel Ltd.	300	3,969
Kyokuyo Co. Ltd.	200	5,004
Kyudenko Corp.	1,000	27,805
Lacto Japan Co. Ltd.	200	7,137
Lawson, Inc.	500	27,659
Life Corp.	500	15,668
LIXIL VIVA Corp.	500	11,209
Macnica Fuji Electronics Holdings, Inc.	1,100	17,711
Maeda Corp.	3,600	28,258
Maeda Road Construction Co. Ltd.	800	14,927
Marubun Corp.	700	3,140
Marudai Food Co. Ltd.	300	5,416
Maruha Nichiro Corp.	700	15,152
Maruzen Showa Unyu Co. Ltd.	200	5,337
Mazda Motor Corp.	2,700	17,291
MCJ Co. Ltd.	1,200	9,344
Mebuki Financial Group, Inc.	5,500	12,462
Medius Holdings Co. Ltd.	400	3,642
Megmilk Snow Brand Co. Ltd.	900	22,101
Meiko Electronics Co. Ltd.	600	8,011
Mie Kotsu Group Holdings, Inc.	1,500	6,650
Mimasu Semiconductor Industry Co. Ltd.	400	8,321
Ministop Co. Ltd.	200	2,813
Mitsuba Corp.(1)	300	1,221
Mitsubishi Kakoki Kaisha Ltd.	200	3,322
Mitsubishi Materials Corp.	1,100	25,070
Mitsubishi UFJ Lease & Finance Co. Ltd.	8,800	43,025
Mitsuboshi Belting Ltd.	200	3,041
Mitsui Chemicals, Inc.	3,700	77,002
Mitsui E&S Holdings Co. Ltd.(1)	700	3,677
Mitsui Matsushima Holdings Co. Ltd.	200	1,612
Mitsui Mining & Smelting Co. Ltd.	1,300	28,070
Mitsui OSK Lines Ltd.	1,800	31,957
Mitsui Sugar Co. Ltd.	200	3,867
Mitsui-Soko Holdings Co. Ltd.	600	8,937
Mitsuuroko Group Holdings Co. Ltd.	500	5,593
Miyaji Engineering Group, Inc.	200	3,112
Miyazaki Bank Ltd. (The)	100	2,172
Mizuho Leasing Co. Ltd.	500	11,043
Modec, Inc.	200	3,019

Morinaga Milk Industry Co. Ltd.	800	33,646
Moriroku Holdings Co. Ltd.	100	1,486
MrMax Holdings Ltd.	800	3,284
Musashi Seimitsu Industry Co. Ltd.	1,100	9,936
Musashino Bank Ltd. (The)	400	5,637
Nachi-Fujikoshi Corp.	100	3,231
Nankai Electric Railway Co. Ltd.	2,200	53,325
NEC Capital Solutions Ltd.	100	1,888
NEC Networks & System Integration Corp.	900	16,930
Nichi-iko Pharmaceutical Co. Ltd.	1,100	13,381
Nichiha Corp.	500	10,838
Nichireki Co. Ltd.	600	9,275
Nichirin Co. Ltd.	100	1,300
Nifco, Inc.	1,100	24,105
Nihon Chouzai Co. Ltd.	200	3,209
Nihon Dengi Co. Ltd.	200	5,932
Nihon Flush Co. Ltd.	400	5,213
Nihon House Holdings Co. Ltd.	400	1,170
Nihon Tokushu Toryo Co. Ltd.	200	1,678
Nippon Carbon Co. Ltd.	300	9,530
Nippon Chemical Industrial Co. Ltd.	100	2,208
Nippon Coke & Engineering Co. Ltd.	2,200	1,287
Nippon Express Co. Ltd.	1,600	82,353
Nippon Koei Co. Ltd.	300	9,181
Nippon Light Metal Holdings Co. Ltd.	13,000	22,348
Nippon Paper Industries Co. Ltd.	2,000	29,549
Nippon Piston Ring Co. Ltd.	400	4,574
Nippon Seiki Co. Ltd.	900	9,422
Nippon Sharyo Ltd.(1)	100	2,582
Nippon Yakin Kogyo Co. Ltd.	300	4,799
Nippon Yusen KK	3,600	51,968
Nipro Corp.	2,600	30,423
Nishi-Nippon Financial Holdings, Inc.	800	5,516
Nishikawa Rubber Co. Ltd.	200	2,333
Nishimatsu Construction Co. Ltd.	1,100	21,540
Nishio Rent All Co. Ltd.	500	11,006
Nisshin Group Holdings Co. Ltd.	300	1,145
Nisshin Oillio Group Ltd. (The)	500	15,932
Nissin Corp.	500	7,405
Nissin Electric Co. Ltd.	1,000	10,422
Nittetsu Mining Co. Ltd.	100	4,253
Nitto Fuji Flour Milling Co. Ltd.	100	5,689
Nitto Kogyo Corp.	600	10,654
Nittoc Construction Co. Ltd.	300	2,022
Nojima Corp.	600	13,982
NOK Corp.	1,300	16,664
Noritz Corp.	200	2,341
NS United Kaiun Kaisha Ltd.	100	1,319
NTN Corp.	4,300	9,037
Oji Holdings Corp.	11,900	59,597
Oki Electric Industry Co. Ltd.	1,500	14,856
Okura Industrial Co. Ltd.	200	3,057
Onward Holdings Co. Ltd.	1,700	5,844
Orient Corp.	8,400	9,992

Osaka Organic Chemical Industry Ltd.	200	3,483
OSJB Holdings Corp.	1,600	3,685
OUG Holdings, Inc.	200	4,984
Pacific Industrial Co. Ltd.	900	8,255
PAL GROUP Holdings Co. Ltd.	600	7,725
Pasona Group, Inc.	100	1,190
Penta-Ocean Construction Co. Ltd.	6,000	31,333
Press Kogyo Co. Ltd.	600	1,484
Prima Meat Packers Ltd.	600	14,701
PS Mitsubishi Construction Co. Ltd.	300	1,542
Renaissance, Inc.	100	1,093
Rengo Co. Ltd.	4,300	34,017
Retail Partners Co. Ltd.	500	7,371
Ricoh Co. Ltd.	12,200	90,251
Ricoh Leasing Co. Ltd.	400	11,652
Riken Corp.	200	5,254
Riken Technos Corp.	400	1,613
Rokko Butter Co. Ltd.	400	5,912
Round One Corp.	1,000	8,526
Ryobi Ltd.	200	2,604
Ryoden Corp.	300	3,937
Ryosan Co. Ltd.	400	9,060
Sakura Internet, Inc.	300	1,812
Sala Corp.	1,600	8,498
San Holdings, Inc.	400	4,383
San-A Co. Ltd.	300	11,930
San-Ai Oil Co. Ltd.	1,600	16,403
Sanei Architecture Planning Co. Ltd.	200	2,236
Sanken Electric Co. Ltd.	200	4,634
Sankyo Frontier Co. Ltd.	200	6,574
Sankyo Tateyama, Inc.	200	1,787
Sankyu, Inc.	900	36,751
Sanoh Industrial Co. Ltd.	400	3,027
Sapporo Holdings Ltd.	1,100	22,021
Sawada Holdings Co. Ltd.	200	1,713
SBI Holdings, Inc.	5,100	109,468
SBS Holdings, Inc.	300	6,697
SCSK Corp.	500	24,473
SEC Carbon Ltd.	100	6,504
Seibu Holdings, Inc.	3,300	43,147
Seika Corp.	300	3,364
Seikitokyu Kogyo Co. Ltd.	1,000	7,449
Seiko Epson Corp.	4,500	50,778
Seiren Co. Ltd.	900	11,171
Senko Group Holdings Co. Ltd.	3,100	24,751
Shibusawa Warehouse Co. Ltd. (The)	100	1,973
Shibuya Corp.	300	8,581
Shikoku Bank Ltd. (The)	200	1,538
Shin Nippon Air Technologies Co. Ltd.	100	2,356
Shin-Keisei Electric Railway Co. Ltd.	200	3,971
Shinagawa Refractories Co. Ltd.	200	4,577
Shindengen Electric Manufacturing Co. Ltd.	100	2,470
Shinki Bus Co. Ltd.	200	6,173
Shinmaywa Industries Ltd.	200	1,983

Shinnihon Corp.	900	6,303
Shinoken Group Co. Ltd.	200	1,704
Shinwa Co. Ltd.	100	1,788
Ship Healthcare Holdings, Inc.	300	12,980
Showa Denko KK	3,100	74,198
Sinko Industries Ltd.	300	4,273
SK-Electronics Co. Ltd.	100	1,117
SMK Corp.	200	4,756
Sotetsu Holdings, Inc.	1,600	45,965
St. Marc Holdings Co. Ltd.	400	6,946
Starts Corp., Inc.	600	12,208
Studio Alice Co. Ltd.	400	6,086
Subaru Enterprise Co. Ltd.	100	7,311
Sugi Holdings Co. Ltd.	700	45,208
Sumida Corp.	200	1,367
Sumitomo Forestry Co. Ltd.	3,300	42,036
Sumitomo Osaka Cement Co. Ltd.	800	28,161
Sumitomo Riko Co. Ltd.	600	3,535
Sumitomo Rubber Industries Ltd.	3,900	39,706
Sumitomo Seika Chemicals Co. Ltd.	100	2,822
Suruga Bank Ltd.	2,900	10,540
Suzuki Co. Ltd.	500	3,688
SWCC Showa Holdings Co. Ltd.	700	7,535
T-Gaia Corp.	500	10,635
Tachikawa Corp.	400	4,398
Taiheiyo Cement Corp.	2,000	47,350
Taikisha Ltd.	500	15,627
Taiyo Yuden Co. Ltd.	1,400	39,045
Takamatsu Construction Group Co. Ltd.	500	11,903
Takara Leben Co. Ltd.	1,700	5,924
Takara Standard Co. Ltd.	200	2,923
Takashimaya Co. Ltd.	2,500	24,032
Takeei Corp.	200	1,797
Takuma Co. Ltd.	1,400	18,265
Tamron Co. Ltd.	300	5,665
Techno Smart Corp.	200	1,505
Teijin Ltd.	4,100	67,172
Toa Oil Co. Ltd.	200	3,273
TOA ROAD Corp.	200	6,043
Tobishima Corp.	200	2,072
Toda Corp.	4,400	27,141
Toenec Corp.	100	3,623
Toho Holdings Co. Ltd.	800	15,977
Toho Titanium Co. Ltd.	600	3,749
TOKAI Holdings Corp.	2,200	20,547
Tokai Rika Co. Ltd.	1,000	14,655
Tokuyama Corp.	1,300	31,134
Tokyo Century Corp.	700	30,488
Tokyo Dome Corp.	1,200	10,044
Tokyo Electron Device Ltd.	200	5,252
Tomen Devices Corp.	100	3,288
Tomoku Co. Ltd.	200	3,198
TOMONY Holdings, Inc.	900	2,892
Tonami Holdings Co. Ltd.	100	5,609

Topre Corp.	600	7,218
Toshiba TEC Corp.	200	6,955
Tosoh Corp.	5,300	73,772
Towa Corp.	600	6,245
Towa Pharmaceutical Co. Ltd.	600	12,628
Toyo Construction Co. Ltd.	2,000	7,970
Toyo Gosei Co. Ltd.	100	8,161
Toyo Seikan Group Holdings Ltd.	2,400	25,563
Toyo Tanso Co. Ltd.	100	1,511
Toyobo Co. Ltd.	1,800	25,239
Toyoda Gosei Co. Ltd.	1,400	29,965
Toyota Boshoku Corp.	1,600	22,568
TPR Co. Ltd.	200	2,730
Trancom Co. Ltd.	100	6,249
TS Tech Co. Ltd.	700	19,638
Tsubakimoto Chain Co.	400	10,350
Tsukishima Kikai Co. Ltd.	300	3,585
Tsukui Corp.	900	4,209
Tsuzuki Denki Co. Ltd.	300	3,499
UACJ Corp.	700	12,948
Ube Industries Ltd.	2,100	37,566
Uchida Yoko Co. Ltd.	200	10,487
Ueki Corp.	200	4,567
Unipres Corp.	300	2,910
Unitika Ltd.(1)	1,800	5,923
Valor Holdings Co. Ltd.	1,100	21,598
VT Holdings Co. Ltd.	500	1,776
Wacom Co. Ltd.	1,100	4,969
Wakachiku Construction Co. Ltd.	100	1,074
Wakita & Co. Ltd.	900	8,600
Warabeya Nichiyo Holdings Co. Ltd.	500	8,148
Xebio Holdings Co. Ltd.	200	1,733
Yahagi Construction Co. Ltd.	500	3,581
YAMABIKO Corp.	300	2,733
Yamaha Motor Co. Ltd.	4,500	65,050
Yaoko Co. Ltd.	200	13,063
Yashima Denki Co. Ltd.	600	5,021
Yokohama Reito Co. Ltd.	900	7,669
Yokohama Rubber Co. Ltd. (The)	1,500	22,689
Yomiuri Land Co. Ltd.	200	6,983
Yorozu Corp.	500	5,386
Yotai Refractories Co. Ltd.	800	5,178
Yurtec Corp.	900	5,276
		5,385,613
Netherlands — 1.8%
AerCap Holdings NV(1)	1,903	61,353
AFC Ajax NV	61	953
AMG Advanced Metallurgical Group NV	347	5,841
ASR Nederland NV	3,640	100,398
Basic-Fit NV(1)	185	4,715
BE Semiconductor Industries NV	1,194	45,767
Flow Traders	685	23,964
ForFarmers NV	764	4,859
Fugro NV, CVA(1)	2,216	8,431

Heijmans NV, CVA(1)	190	1,296
Koninklijke BAM Groep NV(1)	1,818	3,094
Koninklijke Vopak NV	969	53,203
Nederland Apparatenfabriek(1)	63	2,463
NIBC Holding NV	215	1,715
Pharming Group NV(1)	10,721	15,938
SIF Holding NV(1)	135	1,525
TKH Group NV, CVA	148	5,240
		340,755
New Zealand — 0.7%
Air New Zealand Ltd.	36,396	30,991
New Zealand Refining Co. Ltd. (The)	5,917	2,578
Oceania Healthcare Ltd.	73,443	40,777
PGG Wrightson Ltd.	3,178	5,229
Sanford Ltd.	1,821	7,747
SKYCITY Entertainment Group Ltd.	6,411	9,761
Tourism Holdings Ltd.	4,670	5,109
Warehouse Group Ltd. (The)	4,880	6,305
Z Energy Ltd.	15,366	26,924
		135,421
Norway — 1.8%
ABG Sundal Collier Holding ASA	22,718	9,374
American Shipping Co. ASA(1)	927	2,279
Austevoll Seafood ASA	3,969	30,351
Avance Gas Holding Ltd.	1,075	2,306
BW Energy Ltd.(1)	3,346	5,046
BW LPG Ltd.	3,430	11,467
BW Offshore Ltd.(1)	2,031	6,746
DNO ASA	24,116	12,578
Hoegh LNG Holdings Ltd.(1)	923	989
Kid ASA	631	4,303
Komplett Bank ASA(1)	2,201	1,507
Kvaerner ASA(1)	8,284	4,945
Norway Royal Salmon ASA	554	13,714
Norwegian Finans Holding ASA(1)	5,501	39,331
Odfjell Drilling Ltd.(1)	1,894	1,936
Pareto Bank ASA(1)	2,452	8,824
PGS ASA(1)	10,121	3,315
Selvaag Bolig ASA	953	4,929
SpareBank 1 BV	2,011	7,445
SpareBank 1 Nord Norge	3,272	21,723
Sparebanken More	267	7,682
Sparebanken Vest	4,609	28,513
Stolt-Nielsen Ltd.	955	8,188
TGS Nopec Geophysical Co. ASA	3,732	53,434
Veidekke ASA(1)	2,764	28,245
Wallenius Wilhelmsen ASA(1)	3,219	4,821
		323,991
Portugal — 0.2%
Ibersol SGPS SA(1)	309	2,102
Mota-Engil SGPS SA	9,124	11,689
Semapa-Sociedade de Investimento e Gestao	2,351	21,707
Sonae Capital SGPS SA(1)	8,698	5,301

Sonae SGPS SA	3,318	2,483
		43,282
Singapore — 1.5%
Accordia Golf Trust	70,900	30,433
BRC Asia Ltd.	2,700	2,531
Centurion Corp. Ltd.	10,500	2,755
China Sunsine Chemical Holdings Ltd.	27,500	7,125
Elec & Eltek International Co. Ltd.	3,900	8,489
Food Empire Holdings Ltd.	7,400	2,627
Frencken Group Ltd.(1)	19,300	10,893
Fu Yu Corp. Ltd.	20,700	3,310
Golden Agri-Resources Ltd.	534,800	58,132
Hong Leong Asia Ltd.(1)	13,400	4,815
Hour Glass Ltd. (The)	10,500	4,765
Hutchison Port Holdings Trust, U Shares	565,500	65,263
Japfa Ltd.(1)	27,900	13,203
Lian Beng Group Ltd.	18,700	4,911
OUE Ltd.	19,700	16,070
Penguin International Ltd.	7,300	2,589
QAF Ltd.	10,700	5,811
Rex International Holding Ltd.(1)	47,800	5,307
Sing Holdings Ltd.	11,800	2,756
Sunningdale Tech Ltd.	5,000	3,497
Yanlord Land Group Ltd.(1)	28,500	22,241
Ying Li International Real Estate Ltd.(1)	4,700	270
		277,793
Spain — 1.7%
Acerinox SA	4,895	38,941
Almirall SA(1)	1,021	13,446
Amper SA(1)	16,112	2,883
Atresmedia Corp. de Medios de Comunicacion SA	2,455	6,586
Bankia SA	14,478	12,835
Bolsas y Mercados Espanoles SHMSF SA	872	31,897
Ence Energia y Celulosa SA	3,564	10,992
Ercros SA	2,866	6,013
Gestamp Automocion SA	3,683	10,908
Grenergy Renovables(1)	84	1,231
Mediaset Espana Comunicacion SA(1)	4,629	16,504
Melia Hotels International SA	1,998	9,943
Miquel y Costas & Miquel SA	385	5,714
Neinor Homes SA(1)	2,147	19,356
Prosegur Cia de Seguridad SA	5,738	12,894
Sacyr SA	10,025	19,701
Tecnicas Reunidas SA(1)	843	13,203
Tubacex SA(1)	1,612	1,997
Viscofan SA	1,052	69,335
		304,379
Sweden — 6.4%
AQ Group AB(1)	739	11,733
Arise AB(1)	2,112	9,014
Bahnhof AB, B Shares	3,307	10,238
Bilia AB, A Shares(1)	4,606	37,693
BioArctic AB(1)	2,455	19,590
Bonava AB, B Shares	5,043	22,974

Bredband2 i Skandinavien AB	21,892	3,578
Bulten AB(1)	1,528	8,603
Bure Equity AB(1)	4,933	101,784
Cavotec SA(1)	1,100	2,166
Cibus Nordic Real Estate AB	777	11,415
Clas Ohlson AB, B Shares	4,484	47,000
Collector AB(1)	844	1,240
CTT Systems AB(1)	727	11,688
Dios Fastigheter AB	1,754	11,899
Elanders AB, B Shares(1)	400	2,014
Eolus Vind AB, B Shares	2,586	34,521
Fastator AB(1)	261	1,794
G5 Entertainment AB	723	12,697
Granges AB(1)	4,753	38,026
Haldex AB(1)	691	2,739
Hexatronic Group AB(1)	800	4,384
HIQ International AB(1)	1,641	7,441
Hoist Finance AB(1)	3,479	9,162
Klovern AB, B Shares	31,192	49,596
Kopparbergs Bryggeri AB, B Shares	529	8,142
Maha Energy AB(1)	2,104	2,520
Modern Times Group MTG AB, B Shares(1)	5,076	57,968
Mycronic AB(1)	5,376	94,780
NCC AB, B Shares	5,300	84,081
Nobia AB(1)	3,442	15,529
Nobina AB(1)	8,734	50,996
Nolato AB, B Shares(1)	1,389	94,069
NP3 Fastigheter AB	2,370	20,749
Orexo AB(1)	1,907	16,075
Paradox Interactive AB	669	14,781
RaySearch Laboratories AB(1)	1,856	16,341
Resurs Holding AB	5,877	24,934
Rottneros AB(1)	3,013	2,784
SAS AB(1)	15,864	15,628
Scandi Standard AB(1)	4,975	32,555
Semcon AB(1)	398	2,066
Sintercast AB(1)	142	2,031
SkiStar AB	2,918	32,256
SolTech Energy Sweden AB(1)	2,171	3,711
Stendorren Fastigheter AB(1)	796	9,704
Stillfront Group AB(1)	1,362	100,149
Tethys Oil AB	1,209	5,992
TF Bank AB(1)	180	1,415
		1,182,245
Switzerland — 5.1%
Arbonia AG(1)	2,463	22,284
Autoneum Holding AG(1)	248	24,117
Bell Food Group AG	160	38,333
Bellevue Group AG	642	15,578
Bergbahnen Engelberg-Truebsee-Titlis AG BET	80	4,713
Bobst Group SA	866	52,235
Burkhalter Holding AG(1)	341	23,817
Calida Holding AG(1)	234	6,819
Conzzeta AG	60	52,923
EFG International AG(1)	9,039	59,313

Feintool International Holding AG(1)	177	8,730
Glarner Kantonalbank	150	4,522
Gurit Holding AG	15	22,766
Huber + Suhner AG	1,817	125,030
Implenia AG	1,840	75,428
Klingelnberg AG(1)	117	1,573
Leonteq AG(1)	1,334	47,954
Liechtensteinische Landesbank AG	189	11,728
MCH Group AG(1)	170	2,780
Orior AG(1)	384	29,626
Phoenix Mecano AG	43	16,708
Schaffner Holding AG	15	3,042
Schmolz + Bickenbach AG(1)	48,711	8,674
St Galler Kantonalbank AG	33	14,675
Sulzer AG	99	7,862
Swissquote Group Holding SA	932	62,255
u-blox Holding AG(1)	705	47,201
Valiant Holding AG	1,297	116,146
VP Bank AG	145	19,651
Zehnder Group AG	445	17,222
		943,705
United Kingdom — 13.7%
Aggreko plc	6,178	36,034
Anglo Asian Mining plc	891	1,399
Anglo Pacific Group plc	2,916	5,846
Argentex Group plc(1)	696	1,328
Augean plc(1)	986	2,071
Bank of Georgia Group plc(1)	855	9,803
Biffa plc	6,758	20,948
Bodycote plc	3,814	28,650
Burford Capital Ltd.	3,515	19,314
Cairn Energy plc(1)	8,655	13,438
Centamin plc	29,462	60,190
Central Asia Metals plc	3,402	6,549
Circassia Group plc(1)	11,045	3,366
Close Brothers Group plc	3,730	49,872
CMC Markets plc	2,737	6,718
Coats Group plc	33,543	22,414
Computacenter plc	1,969	39,140
Crest Nicholson Holdings plc	4,436	14,586
Daily Mail & General Trust plc	3,711	32,765
Dart Group plc	2,280	24,923
Devro plc	1,990	4,052
DFS Furniture plc	5,144	10,682
Direct Line Insurance Group plc	32,176	105,639
Diversified Gas & Oil plc	15,876	20,435
Dunelm Group plc	817	10,790
easyJet plc	2,995	25,308
Eckoh plc	2,370	1,640
Electrocomponents plc	8,756	69,008
EnQuest plc(1)	16,066	2,355
Evraz plc	8,518	29,944
Ferrexpo plc	10,368	22,592
Forterra plc	4,613	11,134

Frasers Group plc(1)	4,058	15,408
Galliford Try Holdings plc	2,987	4,336
Games Workshop Group plc	267	26,326
Go-Ahead Group plc (The)	885	11,967
Golar LNG Ltd.	951	7,541
Grafton Group plc	5,523	42,781
Greggs plc	2,295	52,554
Gulf Keystone Petroleum Ltd.	2,324	2,054
Gym Group plc (The)	2,233	4,988
Hays plc	13,965	19,535
Hikma Pharmaceuticals plc	808	25,725
Hochschild Mining plc	7,318	18,140
Howden Joinery Group plc	12,664	92,594
Ibstock plc	9,490	21,598
IG Group Holdings plc	9,068	86,006
Inchcape plc	9,439	58,529
Indivior plc(1)	21,248	16,175
J Sainsbury plc	52,634	126,520
Jadestone Energy, Inc.(1)	6,211	4,327
Joules Group plc	516	875
Just Group plc(1)	24,844	16,172
KAZ Minerals plc	6,808	40,139
Keller Group plc	2,187	17,212
Luxfer Holdings plc	358	5,008
Marks & Spencer Group plc	41,281	50,051
Marston's plc	12,785	9,831
McBride plc(1)	1,428	1,006
Mitchells & Butlers plc(1)	2,241	5,020
N Brown Group plc	1,163	318
Naked Wines plc	1,888	9,948
Norcros plc	1,050	1,865
OneSavings Bank plc	6,429	22,144
Pagegroup plc	7,556	34,829
Pan African Resources plc	47,821	8,790
Petrofac Ltd.	3,860	8,122
Petropavlovsk plc(1)	82,532	25,335
Pharos Energy plc(1)	2,309	416
Phoenix Group Holdings plc	7,560	57,764
Photo-Me International plc	2,737	1,593
Plus500 Ltd.	2,788	45,792
Premier Oil plc(1)	13,543	4,502
Provident Financial plc	4,222	10,254
Quilter plc	49,984	80,196
Rathbone Brothers plc	383	6,845
Reach plc	9,391	9,655
Redde Northgate plc	2,920	6,895
Redrow plc	2,731	15,858
Rhi Magnesita NV	491	14,722
Royal Mail plc	17,401	37,661
Secure Trust Bank plc	121	1,360
Senior plc	4,279	3,288
Serica Energy plc(1)	3,710	5,446
Shanta Gold Ltd.(1)	37,260	5,028
SIG plc	4,134	1,499

Sirius Real Estate Ltd.	21,901	21,560
Speedy Hire plc	14,948	9,999
Spire Healthcare Group plc	2,396	2,814
St. James's Place plc	9,449	107,762
Stobart Group Ltd.	3,533	2,256
Stock Spirits Group plc	3,671	10,994
Superdry plc	492	810
Synthomer plc	4,935	19,359
Tate & Lyle plc	11,496	95,934
Taylor Wimpey plc	58,417	104,140
TI Fluid Systems plc	5,394	12,775
Trans-Siberian Gold plc	4,755	5,031
Tremor International Ltd.(1)	946	1,724
Tullow Oil plc	15,641	4,349
Vertu Motors plc	3,181	1,185
Victrex plc	1,725	43,531
Virgin Money UK plc(1)	6,263	6,940
Vistry Group plc	4,313	40,877
Vp plc	235	2,047
WM Morrison Supermarkets plc	52,239	120,852
		2,530,415
United States†
GAN Ltd.(1)	1	11
TOTAL COMMON STOCKS (Cost $18,321,265)		18,140,457
TEMPORARY CASH INVESTMENTS — 1.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $254,980)	254,980	254,980
TOTAL INVESTMENT SECURITIES — 99.8% (Cost $18,576,245)		18,395,437
OTHER ASSETS AND LIABILITIES — 0.2%		35,940
TOTAL NET ASSETS — 100.0%		$18,431,377

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Underlying Contract Value	Unrealized Appreciation (Depreciation)
Russell 2000 E-Mini Index	3	June 2020	$150	$208,920	$16,464

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Industrials	22.2%
Materials	21.6%
Financials	13.9%
Consumer Discretionary	12.5%
Consumer Staples	7.6%
Information Technology	6.2%
Energy	6.1%
Communication Services	3.0%
Real Estate	2.1%
Health Care	2.0%
Utilities	1.2%
Cash and Equivalents*	1.6%
*Includes temporary cash investments and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS
CVA	-	Certificaten Van Aandelen
†Category is less than 0.05% of total net assets.
(1)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS
1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.
Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.
Open-end management investment companies are valued at the reported net asset value per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.
If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.
The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Trustees, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.
The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	84,404	18,056,053	—
Temporary Cash Investments	254,980	—	—
	339,384	18,056,053	—
Other Financial Instruments
Futures Contracts	16,464	—	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.